Fair Value Measurements - Summary of fair value of the warrant liabilities (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31,2020	$ 906,000
Conversion of Series D preferred stock warrants to Class A common stock warrants	(1,160,000)
Private Placement Warrants and Public Warrants	51,814,000
Exercised warrants	(20,871,000)
Increase in fair value of warrants	2,681,000
Balance at March 31, 2021	33,370,000		$ 906,000
Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 47,571,334		10,349,417
Issuance of Public and Private Placement Warrants		$ 15,852,708
Change in fair value		(5,503,291)	37,221,917
Ending balance		$ 10,349,417	$ 47,571,334